Revenue - Schedule of Disaggregation of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disaggregation of Revenue [Line Items]
Revenue	$ 2,001,332	$ 2,090,386
Clients 1-5
Disaggregation of Revenue [Line Items]
Revenue	498,484	543,960
Clients 6-10
Disaggregation of Revenue [Line Items]
Revenue	305,389	321,259
Clients 11-25
Disaggregation of Revenue [Line Items]
Revenue	475,859	430,323
Other
Disaggregation of Revenue [Line Items]
Revenue	$ 721,600	$ 794,844